GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,725,210	$ 970,240	$ 2,068,061	$ 1,217,086
Net cash used in operating activities	1,398,540	$ 341,714	1,323,384	129,863
Accumulated deficit	12,621,494		11,213,083	$ 9,623,455
Working capital	$ 4,843,015		$ 3,329,949